Other equity (Tables)	12 Months Ended
Mar. 31, 2026
Other Equity [Abstract]
Summary of Retained Earnings / (Losses)

(Amounts in INR)
As at April 1, 2023	(53,610)
Profit for the year	3,404
Re-measurement loss on defined benefit plans (net of tax)	(14)
Acquisition of interest by NCI in subsidiaries	30
Debenture redemption reserve released on account of repayment of debentures	5
Change in fair value of put option liability / derecognition of non-controlling interests during the year	(1,380)
Shares bought back, held as treasury stock (refer Note 16)	(4,926)
Allocation to non controlling interest	58
As at March 31, 2024	(56,433)
Profit for the year	3,814
Re-measurement loss on defined benefit plans (net of tax)	40
Forfeiture of vested options	103
Debenture redemption reserve created during the year	(759)
Change in fair value of put option liability / derecognition of non-controlling interests during the year	(215)
Allocation to non controlling interest	(305)
As at March 31, 2025	(53,755)
Profit for the year	9,841
Re-measurement loss on defined benefit plans (net of tax)	32
Forfeiture of vested options	328
Debenture redemption reserve created during the year	(759)
Change in fair value of put option liability / derecognition of non-controlling interests during the year	1,169
Allocation to non controlling interest	(77)
As at March 31, 2026 (INR)	(43,221)
As at March 31, 2026 (USD)	(461)

Summary of Other Components of Equity

(Amounts in INR)
As at April 1, 2024*	2,689
As at March 31, 2025*	7,345
As at March 31, 2026 (INR) *	8,908
As at March 31, 2026 (USD) *	95

* Represents hedge reserve, share based payment reserve, capital reserve, debenture redemption reserve and foreign currency translation reserve as explained below.

Summary of Hedge Reserve

(Amounts in INR)
As at April 1, 2023	(618)
OCI for the year (refer Note 50)	(2,205)
Attributable to non-controlling interests (refer Note 50)	129
Amount transferred to property, plant and equipment	827
As at March 31, 2024	(1,867)
OCI for the year (refer Note 50)	(97)
Attributable to non-controlling interests (refer Note 50)	(53)
Amount transferred to property, plant and equipment	1,427
As at March 31, 2025	(590)
OCI for the year (refer Note 50)	1,227
Attributable to non-controlling interests (refer Note 50)	(67)
Amount transferred to property, plant and equipment	513
As at March 31, 2026 (INR)	1,083
As at March 31, 2026 (USD)	12

Summary of Share Based Payment Reserve

(Amounts in INR)
As at April 1, 2023	5,886
Expense for the year	2,278
Shares issued during the year	(15)
As at March 31, 2024	8,149
Expense for the year	2,402
Forfeiture of vested options	(103)
Shares issued during the year	(51)
As at March 31, 2025	10,397
Expense for the year	1,779
Forfeiture of vested options	(328)
Shares issued during the year	(619)
As at March 31, 2026 (INR)	11,229
As at March 31, 2026 (USD)	120

Summary of Capital Reserve

(Amounts in INR)
As at April 1, 2023	(5,497)
Acquisition of non-controlling interest	252
Allocation to non-controlling interest	(17)
As at March 31, 2024	(5,262)
Acquisition of non-controlling interest	425
Allocation to non-controlling interest	(26)
As at March 31, 2025	(4,863)
Allocation to non-controlling interest	1
As at March 31, 2026 (INR)	(4,862)
As at March 31, 2026 (USD)	(52)

Summary of Debenture Redemption Reserve

(Amounts in INR)
As at April 1, 2023	1,200
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(5)
Allocation to non controlling interest	0
As at March 31, 2024	1,195
Debenture redemption reserve transferred to retained earnings / (losses) during the year	759
Allocation to non controlling interest	(118)
As at March 31, 2025	1,836
Debenture redemption reserve transferred to retained earnings / (losses) during the year	759
Allocation to non controlling interest	(56)
As at March 31, 2026 (INR)	2,539
As at March 31, 2026 (USD)	27

Summary of Foreign Currency Translation Reserve

(Amounts in INR)
As at April 1, 2023	547
Exchange differences on translation of foreign operations	(68)
Allocation to non controlling interest	(5)
As at March 31, 2024	474
Exchange differences on translation of foreign operations	87
Allocation to non controlling interest	4
As at March 31, 2025	565
Exchange differences on translation of foreign operations (net)	(1,069)
Allocation to non controlling interest	(149)
(Gain) recycled to profit & loss (refer Note 29)	(428)
As at March 31, 2026 (INR)	(1,081)
As at March 31, 2026 (USD)	(12)